J. & W. SELIGMAN & CO.
                                  Incorporated





                                                 May 1, 2000


Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, NW

Washington, DC  20549

Re:      Seligman High Income Fund Series (the "Fund")
         Post-Effective Amendment No. 28
         File No. 2-93076 and 811-4103

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, I hereby certify that the Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) does not differ from that contained in Post-Effective Amendment No. 28 to the Fund's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 28, 2000.

If you have any questions, please do not hesitate to call me at (212) 850-1375.


                                                     Very truly yours,

                                                     /s/Jennifer G. Muzzey

                                                     Jennifer G. Muzzey
                                                     Legal Assistant
                                                     Law & Regulation

JGM/jgm



             100 Park Avenue New York, New York 10017 (212) 850-1864